Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net Income	$ 9,038	$ 288,983
Adjustments to reconcile net income to net cash provided by operating activities:
Stock Issued for Services		12,500
Options expense	169,828	267,835
Bad Debt Expense	2,271	2,271
Loss on debt extinguishment	7,444	16,556
Amortization of Debt Discount	152	88,647
Changes in operating assets and liabilities:
Accounts Receivable	(1,532)	(20,354)
Prepaid Assets and Other Assets	13,637	(90,763)
Inventory	(3,810)
Accounts Payable	95,149	(98,213)
Accrued Liabilities and Other Liabilities	(18,791)	(293,521)
Net Cash provided by operating activities	273,386	171,670
Investing Activities:
Purchase of Fixed Assets	(15,006)
Cash paid for acquisition of Community Specialty Pharmacy, LLC, net of cash received	(250,273)
Net Cash Used in Investing Activities	(265,279)
Financing Activities:
Repayments of Promissory Note - Third Parties	(10,739)	(432,685)
Repayments of Short Term Debt - Related Parties	(111,725)
Proceeds from Convertible Note - Related Parties		180,000
Proceeds from exercise of Warrants		250
Proceeds from Issuance of Common Stock	800,000	250,000
Net Cash provided by financing activities	677,536	(2,435)
Net increase in Cash	685,643	169,235
Cash at Beginning of the Year	183,914	14,679
Cash at End of the Year	869,557	183,914
Supplemental Cash Flow Information
Cash Paid for Interest	36,970	71,210
Cash Paid for Income Taxes
Non-Cash Transactions
Related party note payable and warrants issued for acquisition of Community Specialty Pharmacy, LLC	470,921
Reclass from accrued interest to short term convertible notes		16,500
Arrangement to move related party Accounts Payable to Notes Payable		$ 32,552